Subsequent Events (Details Textuals 3) (USD $)		12 Months Ended													3 Months Ended												12 Months Ended			3 Months Ended												12 Months Ended					9 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended			9 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Asbestos Related Claims [Member] Claims	Dec. 31, 2010 Asbestos Related Claims [Member] Claims	Dec. 31, 2009 Asbestos Related Claims [Member] Claims	Dec. 31, 2008 Asbestos Related Claims [Member] Claims	Dec. 31, 2007 Asbestos Related Claims [Member] Claims	Dec. 31, 2006 Asbestos Related Claims [Member] Claims	Dec. 31, 2005 Asbestos Related Claims [Member] Claims	Dec. 31, 2004 Asbestos Related Claims [Member] Claims	Dec. 31, 2003 Asbestos Related Claims [Member] Claims	Dec. 31, 2011 Unclaimed Property [Member]	Dec. 31, 2011 Superfund Site Settlement Agreements [Member] Claims	Dec. 31, 2011 Performance Shares [Member] Performance_Factor	Dec. 31, 2011 Liability Award Performance Units [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2011 Series A Preferred Stock [Member]	Jun. 30, 2011 Series A Preferred Stock [Member]	Mar. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Sep. 30, 2010 Series A Preferred Stock [Member]	Jun. 30, 2010 Series A Preferred Stock [Member]	Mar. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Sep. 30, 2009 Series A Preferred Stock [Member]	Jun. 30, 2009 Series A Preferred Stock [Member]	Mar. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2011 Series B Preferred Stock [Member]	Jun. 30, 2011 Series B Preferred Stock [Member]	Mar. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Sep. 30, 2010 Series B Preferred Stock [Member]	Jun. 30, 2010 Series B Preferred Stock [Member]	Mar. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Sep. 30, 2009 Series B Preferred Stock [Member]	Jun. 30, 2009 Series B Preferred Stock [Member]	Mar. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Nov. 16, 2012 Subsequent Event [Member]	Oct. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] Qualified Plan Pension Plan [Member]	Dec. 31, 2011 Subsequent Event [Member] Qualified Plan Pension Plan [Member]	Sep. 30, 2012 Subsequent Event [Member] Asbestos Related Claims [Member] Claims	Mar. 31, 2012 Subsequent Event [Member] Unclaimed Property [Member]	Sep. 30, 2011 Subsequent Event [Member] Unclaimed Property [Member]	Sep. 30, 2012 Subsequent Event [Member] Total Asset Recovery Services, LLC Minnesota v. MetLife, Inc et Al [Member] Contracts	Sep. 30, 2012 Subsequent Event [Member] Derivative Actions and Demands [Member] Plaintiffs	Aug. 06, 2012 Subsequent Event [Member] MetLife Bank Mortgage Regulatory and Law Enforcement Authorities' Inquiries [Member]	Sep. 30, 2012 Subsequent Event [Member] Total Asset Recovery Services, LLC Illinois v. MetLife, Inc et Al [Member] Contracts	Sep. 30, 2012 Subsequent Event [Member] Merrill Haviland, et Al v. Metropolitan Life Insurance Company [Member] Plaintiffs	Sep. 30, 2012 Subsequent Event [Member] Superfund Site Settlement Agreements [Member] Claims	Jun. 30, 2012 Subsequent Event [Member] Performance Shares [Member]	Dec. 31, 2011 Subsequent Event [Member] Performance Shares [Member] Performance_Factor	Jun. 30, 2012 Subsequent Event [Member] Liability Award Performance Units [Member]	Dec. 31, 2011 Subsequent Event [Member] Liability Award Performance Units [Member]	Sep. 30, 2012 Subsequent Event [Member] Dividend Declared [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Subsequent Event [Member] Dividend Declared [Member] Series B Preferred Stock [Member]	Sep. 30, 2012 Subsequent Event [Member] Dividend Paid [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Subsequent Event [Member] Dividend Paid [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Subsequent Event [Member] Dividend Paid [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Subsequent Event [Member] Dividend Paid [Member] Series B Preferred Stock [Member]	Jun. 30, 2012 Subsequent Event [Member] Dividend Paid [Member] Series B Preferred Stock [Member]	Mar. 31, 2012 Subsequent Event [Member] Dividend Paid [Member] Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, dividend rate																																																														$ 0.2527777	$ 0.4062500
Preferred stock, cash paid																																																																$ 0.2555555	$ 0.2555555	$ 0.2527777	$ 0.4062500	$ 0.4062500	$ 0.4062500
Preferred stock, dividends															$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 26,000,000	$ 26,000,000	$ 26,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 96,000,000	$ 96,000,000	$ 96,000,000																		$ 7,000,000	$ 24,000,000	$ 6,000,000	$ 7,000,000	$ 6,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000
Vesting period													3 years	3 years																																													3 years		3 years
Performance Shares, performance factor lower range													0.0																																														0.0
Performance Shares, performance factor upper range													2.0																																														2.0
Performance units, performance factor lower range														0.0																																															0.0
Performance units, performance factor upper range														2.0																																															2.0
Performance Factor													0.90																																														1.13		1.13
Vested in Period													824,825	25,521																																													1,791,609		51,144
Issued in Period																																																										2,024,518
Paid in Period																																																												57,793
Required contributions																																																0
Discretionary contributions																																															405,000,000
The approximate minimum amount of the aggregate range of reasonably possible losses in excess of amounts accrued for matters as to which an estimate can be made	0																																												0
Maximum contingency loss	145,000,000																																												145,000,000									3,200,000
Asbestos-Related Claims		4,972	5,670	3,910	5,063	7,161	7,870	18,500	23,900	58,750																																							3,909
After tax charge to increase reserves in connection with identification of potential life insurance claims through database searches											117,000,000																																								117,000,000
Multistate examination payment to be allocated among settling states																																																		40,000,000
After tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under settlements																																																		52,000,000
Damages Sought																																																				228,000,000
Assumed average face amount of life insurance policies in lawsuit																																																				130,000
Number of life insurance contracts named in legal action																																																				584			4,766
Number of plaintiffs																																																					5			45
Number of regulatory matters and other claims		66,747	68,513	68,804	74,027	79,717	87,070	100,250	108,000	111,700		2																																													2
Damages Sought												less than $1 million and an additional amount																																													Less than $1 million and an additional amount
Maximum estimate of costs for environmental testing																																																									100,000
Maximum estimate of aggregate costs to resolve matter																																																									1,000,000
Approved annual dividend, amount per share																																														$ 0.74
Estimated aggregate dividend payment																																														$ 812,000,000